Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Summary of Option Activity

A summary of option activity under both the 2006 Plan and the 2015 Plan as of September 30, 2017 and changes during the nine months then ended is presented in the table below (shares in thousands):

	Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life in Years
Outstanding at December 31, 2016	215	$5.20	3.82
Granted	—	$—	—
Exercised	—	$—	—
Expired	(28)	$3.40	—
Cancelled/Forfeited	(16)	$5.85	—

Outstanding at September 30, 2017	171	$5.45	3.52

Vested and expected to vest	170	$5.45	3.51
Exercisable at September 30, 2017	165	$5.35	3.46

A summary of stock option activity for the year ended December 31, 2016 is as follows (shares and aggregate intrinsic value in thousands):

	Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2015	1,257	$1.04
Granted	—	$—
Expired	(108)	$0.51
Forfeited	(74)	$1.73

Outstanding at December 31, 2016	1,075	$1.04	3.82 years	$—

Vested and expected to vest	1,055	$1.03	3.78 years	$—

Exercisable at December 31, 2016	943	$0.97	3.53 years	$—

Summary of Non-Vested Options

A summary of the status of the Company’s non-vested options at September 30, 2017 and changes during the nine months then ended is presented below (shares in thousands):

	Shares	Weighted-average grant-date fair value
Non-vested at December 31, 2016	27	$5.95
Granted	—	$—
Vested	(19)	$5.95
Cancelled/Forfeited	(2)	$5.95

Non-vested at September 30, 2017	6	$5.95

A summary of the status of the Company’s non-vested options at December 31, 2016, and changes during the year then ended are presented below (shares in thousands):

	Shares	Weighted-average grant-date fair value
Non-vested at December 31, 2015	450	$1.16
Granted	—	$—
Vested	(276)	$1.09
Forfeited	(41)	$1.45

Non-vested at December 31, 2016	133	$1.19

Share-Based Compensation Included in Unaudited Results of Operations

The Company’s share-based compensation is classified in the same expense line item as cash compensation. Information about share-based compensation included in the unaudited results of operations for the three and nine months ended September 30, 2017 and 2016 is as follows (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Officer compensation	$19	$33	$56	$99
Non-employee directors	9	16	27	48
Sales, general and administrative	7	21	28	78

Total stock option expense, included in total operating expenses	$35	$70	$111	$225

The following table summarizes share-based compensation expense for the years ended December 31 (in thousands):

	2016	2015	2014
Selling, general and administrative:
Non-employee directors	$62	$47	$19
Officers	130	97	39
Others	96	74	28

Total SG&A	288	218	86
Related deferred income tax benefits	—	—	—

Share-based compensation expense	$288	$218	$86